Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2018
Trade and other payables [abstract]
Schedule of trade and other payables
	30 June 2018	30 June 2017
	AUD$	AUD$

Current
Trade payables	216,938	699,530
Accrued expenses	435,280	568,988
Other payables	37,108	21,871
Total	689,326	1,290,389